Related Party Transactions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Vessel $ / yr	Dec. 31, 2016 $ / yr	Dec. 31, 2015 $ / yr
Related Party Transaction [Line Items]
Maximum contracted charter hire receivable | $	$ 481,701
Minimum [Member]
Related Party Transaction [Line Items]
Remaining charter terms	8 months 12 days
Maximum [Member]
Related Party Transaction [Line Items]
Remaining charter terms	8 years
CMA CGM [Member]
Related Party Transaction [Line Items]
Voting interest	44.40%
Maximum contracted charter hire receivable | $	$ 468,764
Number of vessels | Vessel	16
Annual ship management fee per vessel | $ / yr	123	123	123
Number of vessels under technical management | Vessel	13
CMA CGM [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Remaining charter terms	8 months 12 days
CMA CGM [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Remaining charter terms	8 years